AMBASE CORPORATION

100 Putnam Green, 3rd Floor

Greenwich, CT 06830-6027

March 27, 2009

Via EDGAR Electronic Filing Only

Securities and Exchange Commission

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20549

Attn: Filing Desk

Re:	AmBase Corporation Annual Report on Form 10-K - December 31, 2008

Ladies and Gentlemen:

On behalf of AmBase Corporation (the "Registrant"), I am enclosing for filing pursuant to the Securities Exchange Act of 1934, as amended, the Registrant's annual report on Form 10-K (including financial statements, financial statement schedules and exhibits) for the annual period ended December 31, 2008 (the "Filing") via EDGAR.

The financial statements in the attached annual report on Form 10-K do not reflect a change from the preceding year in any accounting principles or practices, or in the method of applying any such principles or practices.

Sincerely,

/s/ John P. Ferrara

John P. Ferrara

Vice President and

Chief Financial Officer